UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)             (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: August 31

Date of reporting period: May 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments
(Unaudited)

As of May 31, 2012
		Shares	Cost	Value (Note 1)

COMMON STOCKS - 53.09%

Consumer Discretionary - 6.76%
*	Digital Generation, Inc.	103,000	$1,193,682	$979,530
*	Dover Motorsports, Inc.	233,000	295,535	286,590
				1,266,120
Energy - 3.40%
*	TETRA Technologies, Inc.	65,000	531,345	414,700
*	Ultra Petroleum Corp.	12,000	290,826	222,180
				636,880
Financials - 4.38%
*	American Safety Insurance Holdings Ltd.	35,300	668,665	632,576
α	Saizen REIT	1,750,000	213,287	188,786
				821,362
Industrials - 8.09%
*	Tecumseh Products Co. Cl. A	312,000	1,847,402	1,466,400
*	Tecumseh Products Co. Cl. B	10,400	35,464	48,984
				1,515,384
Information Technology - 30.46%
*	Checkpoint Systems, Inc.	80,000	839,868	624,000
*	Compuware Corp.	81,000	632,623	729,000
*	Dell, Inc.	37,000	468,245	456,210
*	DSP Group, Inc.	91,000	647,310	570,570
*	Gilat Satellite Networks Ltd.	126,000	526,443	401,940
	QAD, Inc. Cl. A	47,600	492,021	589,764
	QAD, Inc. Cl. B	9,500	99,599	116,850
*	Seachange International, Inc.	122,000	982,155	986,980
*	Sierra Wireless, Inc.	79,400	698,338	713,012
	Tellabs, Inc.	6,540	39,485	23,936
*	Transact Technologies, Inc.	66,300	752,011	495,924
				5,708,186

	Total Common Stocks (Cost $11,254,304)			9,947,932

EXCHANGE TRADED PRODUCT - 1.40%
	Market Vectors Gold Miners ETF	6,000	285,320	262,680

	Total Exchange Traded Product (Cost $285,320)			262,680

SHORT-TERM INVESTMENT - 24.01%
§	Federated Treasury Obligations Fund, 0.01%	4,499,969	4,499,969	4,499,969

	Total Short-Term Investment (Cost $4,499,969)			4,499,969
				(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments
(Unaudited)

As of May 31, 2012
	Principal		Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 21.69%
Chesapeake Energy Corp.	590,000		7.250%	12/15/2018	$572,300
Clayton Williams Energy, Inc.	570,000		7.750%	4/1/2019	564,300
Comstock Resources, Inc.	985,000		7.750%	4/1/2019	906,200
Goodrich Petroleum Corp.	950,000		8.875%	3/15/2019	902,500
Stone Energy Corp.	490,000		6.750%	12/15/2014	488,163
Stonemor Operating LLC	675,000		10.250%	12/1/2017	631,125

Total Corporate Bonds (Cost $4,220,939)					4,064,588

CONVERTIBLE BONDS - 0.64%
GMX Resources, Inc.	265,000		4.500%	5/1/2015	119,581

Total Convertible Bonds (Cost $194,186)					119,581

Total Value of Investments (Cost $20,454,718) - 100.83%					$18,894,750

Liabilities in Excess of Other Assets - (1.04)%					(156,262)

Net Assets - 100%					$18,738,488

* Non-income producing investment		α	Singapore security
§ Represents 7 day effective yield

The following acronyms are used in this portfolio:
REIT - Real Estate Investment Trust			LLC - Limited Liability Company

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation					$244,390
Aggregate gross unrealized depreciation					(1,804,358)

Net unrealized depreciation					$(1,559,968)

					(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments
(Unaudited)

As of May 31, 2012

Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	6.76%	$1,266,120
Energy	3.40%	636,880
Financials	4.38%	821,362
Industrials	8.09%	1,515,384
Information Technology	30.46%	5,708,186
Exchange Traded Product	1.40%	262,680
Short-Term Investment	24.01%	4,499,969
Convertible Bonds	0.64%	119,581
Corporate Bonds	21.69%	4,064,588
Total	100.83%	$18,894,750

			(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments
(Unaudited)

As of May 31, 2012

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$ 9,947,932	$ 9,947,932	$ -	$ -
Corporate Bonds	4,064,588	-	4,064,588	-
Convertible Bonds	119,581	-	119,581	-
Exchange Traded Product	262,680	262,680	-	-
Short-Term Investment	4,499,969	4,499,969	-	-
Total	$18,894,750	$ 14,710,581	$ 4,184,169	$ -

SCS Tactical Allocation Fund

Schedule of Investments
(Unaudited)

As of May 31, 2012
	Shares	Value (Note 1)

COMMON STOCKS - 36.65%

Consumer Discretionary - 8.58%
Autoliv, Inc.	415	$23,987
Lowe's Cos., Inc.	1,210	32,331
Mattel, Inc.	1,080	33,621
Target Corp.	630	36,483
		126,422
Consumer Staples - 9.06%
* Green Mountain Coffee Roasters, Inc.	1,000	23,600
Kimberly-Clark Corp.	200	15,870
Molson Coors Brewing Co.	645	24,803
PepsiCo, Inc.	500	33,925
The Procter & Gamble Co.	568	35,381
		133,579
Energy - 3.61%
* American Eagle Energy Corp.	49,000	40,180
ConocoPhillips	250	13,043
		53,223
Financials - 1.22%
The Chubb Corp.	250	18,018
		18,018
Health Care - 1.57%
Johnson & Johnson	370	23,092
		23,092
Industrials - 6.64%
General Dynamics Corp.	290	18,569
Stanley Black & Decker, Inc.	460	30,484
Timken Co.	150	7,157
Textainer Group Holdings Ltd.	1,270	41,732
		97,942
Information Technology - 5.15%
* Apple, Inc.	100	57,773
Intel Corp.	700	18,088
		75,861
Utilities - 0.82%
CMS Energy Corp.	520	12,090
		12,090

Total Common Stocks (Cost $557,134)		540,227

		(Continued)

SCS Tactical Allocation Fund

Schedule of Investments
(Unaudited)

As of May 31, 2012
		Shares		Value (Note 1)

EXCHANGE TRADED PRODUCTS- 20.83%
Market Vectors High Yield Municipal Index ETF		2,900		$93,148
PowerShares Senior Loan Portfolio		1,990		48,039
PowerShares Build America Bond Portfolio		1,820		54,673
SPDR Nuveen S&P High Yield Municipal Bond ETF		520		29,151
SPDR Barclays Capital High Yield Bond ETF		2,155		82,127

Total Exchange Traded Products (Cost $306,140)				307,138

SHORT-TERM INVESTMENT - 24.06%
§	Fidelity Institutional Money Market Funds, 0.21%	354,765		354,765

Total Short-Term Investment (Cost $354,765)				354,765

		Interest	Maturity
Municipal Bonds- 17.20%	Principal	Rate	Date
Alabama Water Pollution Control Authority	20,000	4.25%	2/15/2015	$18,558
Alpharetta Development Authority	20,000	5.25%	7/1/2021	17,000
Atlanta Development Authority	25,000	6.25%	7/1/2024	17,991
Cathedral City Public Financing Authority	25,000	4.13%	8/1/2016	23,071
County of Independence AR	25,000	4.60%	5/1/2019	17,267
County of Jefferson AL	25,000	5.00%	2/1/2015	16,018
County of Richland SC	20,000	5.13%	1/1/2028	17,543
Florida Keys College Campus Foundation, Inc.	20,000	7.00%	11/1/2042	20,548
Jefferson County Public Building Authority	25,000	5.13%	4/1/2021	18,114
Maryland Health & Higher Educational Facilities	20,000	4.50%	7/1/2028	17,923
New York City Industrial Development Agency	100,000	5.88%	10/1/2046	50,857
York County Industrial Development Authority PA	20,000	8.50%	12/1/2035	18,626

Total Municipal Bonds (Cost $267,377)				253,516

Total Value of Investments (Cost $1,485,416(a)) - 98.74%				$1,455,646

Other Assets Less Liabilities - 1.26%				18,566

Net Assets - 100%				$1,474,212

§ Represents 7 day effective yield
* Non-income producing investment

				(Continued)

SCS Tactical Allocation Fund

Schedule of Investments
(Unaudited)

As of May 31, 2012

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$17,656
Aggregate gross unrealized depreciation			(47,426)

Net unrealized appreciation			$(29,770)

Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	8.58%	$126,422
Consumer Staples	9.06%	133,579
Energy	3.61%	53,223
Exchange Traded Products	20.83%	307,138
Financials	1.22%	18,018
Health Care	1.57%	23,092
Industrials	6.64%	97,942
Information Technology	5.15%	75,861
Utilities	0.82%	12,090
Municipal Bonds	17.20%	253,516
Short-Term Investment	24.06%	354,765
Total	98.74%	$1,455,646

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.
			(Continued)

SCS Tactical Allocation Fund

Schedule of Investments
(Unaudited)

As of May 31, 2012

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$ 540,227	$ 540,227	$ -	$ -
Exchange Traded Products	307,138	307,138	-	-
Short-Term Investment	354,765	354,765	-	-
Municipal Bonds	253,516	-	253,516
Total	$1,455,646	$1,202,130	$ 253,516	$ -

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: (Signature and Title)	/s/ James C. Roumell
Date: July 25, 2012	James C. Roumell President and Principal Executive Officer Roumell Opportunistic Value Fund

/s/ Cort F. Meinelschmidt
Date: July 25, 2012	Cort F. Meinelschmidt President, Treasurer, Principal Executive Officer and Principal Financial Officer SCS Tactical Allocation Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ James C. Roumell
Date: July 25, 2012	James C. Roumell President and Principal Executive Officer Roumell Opportunistic Value Fund

By: (Signature and Title)	/s/ Craig L. Lukin
Date: July 25, 2012	Craig L. Lukin Treasurer and Principal Financial Officer Roumell Opportunistic Value Fund

/s/ Cort F. Meinelschmidt
Date: July 25, 2012	Cort F. Meinelschmidt President, Treasurer, Principal Executive Officer and Principal Financial Officer SCS Tactical Allocation Fund